Taxation, Differences in Tax Charges (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2019		Apr. 30, 2017	Oct. 31, 2018
Differences in Income Tax [Abstract]
(Loss)/profit before taxation	$ (34.1)	[1]	$ 131.6	$ 34.1
Tax at UK corporation tax rate 19.00% (2018: 19.00%; 2017: 19.92%)	(6.5)		26.0	6.5
Effects of [Abstract]
Tax rates other than the UK standard rate	(4.4)		0.6	17.8
Intra-Group financing	(42.8)		(15.7)	(52.5)
Interest restrictions	0.0		0.0	31.8
Innovation tax credit benefits	(13.5)		(9.8)	(21.4)
US foreign inclusion income	43.7		0.4	39.0
US transition tax	0.0		0.0	238.3
Share options	7.1		0.0	10.2
Movement in deferred tax not recognized	14.4		0.2	7.3
Previously unrecognized temporary differences	(29.4)		0.0	0.0
Effect of change in tax rates	0.0		(1.3)	(931.9)
Expenses not deductible and other permanent differences	26.2		9.8	(4.7)
Effect of income tax	(5.2)		10.2	(659.6)
Adjustments to tax in respect of previous periods [Abstract]
Current tax	(35.3)		1.7	(14.7)
Deferred tax	24.5		(4.4)	1.2
Adjustments to tax in respect of previous periods	(10.8)		(2.7)	(13.5)
Total tax (credit)/expense	$ (16.0)		$ 7.5	$ (673.1)
UK [Member]
Tax rate [Abstract]
Tax rate	19.00%		19.92%	19.00%

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.